Employee Benefits	3 Months Ended
Mar. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Employee Benefits
Employee Benefits
     Pension and Similar Benefit Plans. Pensions and similar plans include:

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Monthly contributions of (in whole dollars) $1.00 per hour worked by each bargaining unit employee to the appropriate multi-employer pension plans sponsored by the United Steel, Paper and Foresting, Rubber, Manufacturing, Energy, Allied Industrial and Service Workers International Union AFL-CIO, CLC (“USW”) and International Association of Machinists and certain other unions at certain of the Company’s production facilities, except that (i) the monthly contributions per hour worked by each bargaining unit employee to a pension plan sponsored by the USW at the Company’s Newark, Ohio and Spokane, Washington facilities increased to (in whole dollars) $1.25 starting July 2010 and will increase to (in whole dollars) $1.50 in July 2015 and (ii) monthly contributions to a pension plan sponsored by the USW at the Florence, Alabama facility are (in whole dollars) $1.25 per hour worked by each bargaining unit employee. The Company currently estimates that contributions will range from $2.0 to $4.0 per year through 2015.

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A defined contribution 401(k) savings plan for hourly bargaining unit employees at seven of the Company’s production facilities based on the specific collective bargaining agreement at each facility. For active bargaining unit employees at three of these production facilities, the Company is required to make fixed rate contributions. For active bargaining unit employees at one of these production facilities, the Company is required to match certain employee contributions. For active bargaining unit employees at two of these production facilities, the Company is required to make both fixed rate contributions and concurrent matches. For active bargaining unit employees at the one remaining production facility, the Company is not required to make any contributions. Fixed rate contributions either (i) range from (in whole dollars) $800 to $2,400 per employee per year, depending on the employee’s age, or (ii) vary between 2% to 10% of the employees’ compensation depending on their age and years of service for employees hired prior to January 1, 2004 or is a fixed 2% annual contribution for employees hired on or after January 1, 2004. The Company currently estimates that contributions to such plans will range from $1.0 to $3.0 per year.

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A defined contribution 401(k) savings plan for salaried and certain hourly employees providing for a concurrent match of up to 4% of certain contributions made by employees plus an annual contribution of between 2% and 10% of their compensation depending on their age and years of service to employees hired prior to January 1, 2004. All new hires on or after January 1, 2004 receive a fixed 2% contribution annually. The Company currently estimates that contributions to such plan will range from $5.0 to $7.0 per year.

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A defined benefit plan for salaried employees at the Company’s London, Ontario facility, with annual contributions based on each salaried employee’s age and years of service. At December 31, 2011, approximately 55% of the plan assets were invested in equity securities and 40% of plan assets were invested in debt securities. The remaining plan assets were invested in short-term securities. The Company’s investment committee reviews and evaluates the investment portfolio. The asset mix target allocation on the long-term investments is approximately 55% in equity securities and 43% in debt securities with the remaining assets in short-term securities. See Note 11 for additional information regarding the fair values of the Canadian pension plan assets.

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A non-qualified, unfunded, unsecured plan of deferred compensation for key employees who would otherwise suffer a loss of benefits under the Company’s defined contribution plan, as a result of the limitations imposed by the Internal Revenue Code. Despite the plan being an unfunded plan, the Company makes an annual contribution to a rabbi trust to fulfill future funding obligations, as contemplated by the terms of the plan. The assets in the trust are at all times subject to the claims of the Company’s general creditors, and no participant has a claim to any assets of the trust. Plan participants are eligible to receive distributions from the trust subject to vesting and other eligibility requirements. Assets in the rabbi trust relating to the deferred compensation plan are accounted for as available for sale securities and are included as Other assets on the Consolidated Balance Sheets (see Note 2). Liabilities relating to the deferred compensation plan are included on the Consolidated Balance Sheets as Long-term liabilities (see Note 2).

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An employment agreement with the Company’s chief executive officer extending through July 6, 2015. The Company also provides certain members of senior management, including each of the Company’s named executive officers, with benefits related to terminations of employment in specified circumstances, including in connection with a change in control.

VEBA Postretirement Medical Benefits. The Company terminated its postretirement medical plan in 2004. Certain eligible retirees receive medical coverage, however, through participation in the Union VEBA or the VEBA that provides benefits for certain other eligible retirees, their surviving spouses and eligible dependents (the “Salaried VEBA” and, together with the Union VEBA, the “VEBAs”). The Union VEBA covers qualifying bargaining unit employees who do not, or are not eligible to, elect coverage under the Consolidated Omnibus Budget Reconciliation Act of 1985. The Salaried VEBA covers certain retirees who retired prior to the 2004 termination of the prior plan and certain employees who were hired prior to February 2002 and subsequently retired or will retire with the requisite age and service. The Union VEBA is managed by four trustees (two appointed by the Company and two appointed by the USW) and the assets are managed by an independent fiduciary. The Salaried VEBA is managed by trustees who are independent of the Company. The benefits paid by the VEBAs are at the sole discretion of the respective VEBA trustees and are outside the Company's control.
The Company's only financial obligations to the VEBAs are (i) a variable cash contribution payable to the VEBAs based upon a formula driven calculation and (ii) an obligation to pay the administrative expenses of the VEBAs, up to $0.3 per year. The obligation to the Union VEBA with respect to the variable cash contribution extends through September 30, 2017, while the obligation to the Salaried VEBA has no termination date. The amount to be contributed to the VEBAs pursuant to the Company's obligation is 10% of the first $20.0 of annual cash flow (as defined; in general terms, the principal elements of cash flow are earnings before interest expense, provision for income taxes, and depreciation and amortization less cash payments for, among other things, interest, income taxes, and capital expenditures), plus 20% of annual cash flow, as defined, in excess of $20.0. Such payments may not exceed $20.0 and do not carryover to future years. Payments are also limited to the extent that such payments would cause the Company's liquidity to be less than $50.0. The amount of total contribution, if any, is allocated between the Union VEBA and the Salaried VEBA at 85.5% and 14.5%, respectively.
Amounts owing by the Company to the VEBAs are recorded in the Company's Consolidated Balance Sheets under Other accrued liabilities, with a corresponding increase in Net assets in respect of VEBAs. Such amounts are determined and paid on an annual basis. As of December 31, 2011, the Company determined that the variable contribution for 2011 was zero, as investments, capital spending, and interest exceeded earnings before interest expense, provision for income taxes, and depreciation and amortization.
The Company has no claim to the plan assets of the VEBAs or obligation to fund the liability or determine the benefits paid by the VEBAs, and its only financial obligation to the VEBAs are to pay the variable contributions and certain administrative fees. Nevertheless, based on discussions with the staff of the SEC, for accounting purposes the Company treats the postretirement medical benefits to be paid by the VEBAs and the Company's related variable contribution as defined benefit postretirement plans with the current VEBA assets and future variable contributions described above, and earnings thereon, operating as a cap on the benefits to be paid. Accordingly, the Company accounts for net periodic postretirement benefit costs in accordance with ASC Topic 715, Compensation - Retirement Benefits, and records any difference between the assets of each VEBA and its accumulated postretirement benefit obligation in the Company's consolidated financial statements. Information necessary for the valuation of the net funded status of the plans must be obtained from the VEBAs on an annual basis. While the funding status of the VEBAs could result in a liability position on the Company's Consolidated Balance Sheets, such liability has no impact on the Company's cash flow, liquidity or funding obligation to the VEBAs.
As of March 31, 2012, the Union VEBA owned 2,154,919 common shares of the Company, or approximately 11% of the Company's issued and outstanding shares of common stock. A stock transfer restriction agreement between the Union VEBA and the Company restricts the number of shares of the Company's common stock that generally may be sold by the Union VEBA without further approval of the Company's Board of Directors. As of March 24, 2012, restrictions were removed on all of the shares owned by the Union VEBA except 881,010 shares on which transfer restrictions remain. Shares owned by the Union VEBA that are subject to the stock transfer restriction agreement are treated as being similar to treasury stock (i.e. as a reduction of Stockholders' equity) in the Company's Consolidated Balance Sheet.
The following table presents the sale of Union VEBA shares by the Union VEBA in the first quarter of 2011 and the number of shares on which stock transfer restrictions were removed in the first quarter of 2012 and the resulting effect on the Consolidated Balance Sheets:

	Quarter Ended
	March 31,
	2012	2011
Common stock sold by Union VEBA or on which restriction was lifted	1,321,485	217,042
Increase in Union VEBA assets [1]	$64.2	$10.6
Reduction in Common stock owned by Union VEBA [2]	$(31.8)	$(5.2)
Increase in Additional paid in capital	$(7.8)	$(1.4)
Decrease in Deferred tax assets	$(24.6)	$(4.0)
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[1]
At a weighted-average price of $48.55 per share on the date the restriction was released for the quarter ended March 31, 2012 and a weighted-average price of $49.06 per share realized by the Union VEBA for the quarter ended March 31, 2011.

2     At $24.02 per share reorganization value.
Components of Net Periodic Pension Benefit Cost (Income). The Company's results of operations included the following impacts associated with the Canadian defined benefit plan and the VEBAs: (a) charges for service rendered by employees; (b) a charge for accretion of interest; (c) a benefit for the return on plan assets; and (d) amortization of net gains or losses on assets, prior service costs associated with plan amendments and actuarial differences. Net periodic pension benefit cost related to the Canadian defined benefit plan was not material for the quarters ended March 31, 2012 and March 31, 2011. The following table presents the components of net periodic pension benefit income for the VEBAs and charges relating to all other employee benefit plans for the quarters ended March 31, 2012 and March 31, 2011:

	Quarter Ended
	March 31,
	2012	2011
VEBAs:
Service cost	$0.8	$0.6
Interest cost	4.5	4.4
Expected return on plan assets	(10.1)	(7.6)
Amortization of prior service cost	1.0	1.0
Amortization of net loss	0.8	0.1
Total net periodic pension benefit income relating to VEBAs	(3.0)	(1.5)
Deferred compensation plan	0.4	0.2
Defined contribution plans	3.4	3.4
Multiemployer pension plans	0.8	0.8
Total	$1.6	$2.9

The following tables present the allocation of the charges detailed above, by segment (see Note 13):

	Quarter Ended
	March 31,
	2012	2011
Fabricated Products	$4.0	$4.0
All Other	(2.4)	(1.1)
Total	$1.6	$2.9

For all periods presented, the net periodic benefits relating to the VEBAs are included as a component of Selling, administrative, research and development and general expense within All Other. Further, substantially all of the Fabricated Products segment’s employee benefits related charges are in Cost of products sold, excluding depreciation, amortization and other items with the balance in Selling, administrative, research and development, and general.
See Note 8 of Notes to Consolidated Financial Statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011 for additional information with respect to the VEBAs and key assumptions used with respect to the Company’s pension plans and key assumptions made in computing the net obligation of each VEBA.